                           SELECT SECTOR SPDR(R) TRUST

                        SUPPLEMENT DATED MAY 17, 2001 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 26, 2001

The following information replaces the current sections entitled "Trustees and Officers of the Trust" and "Remuneration of the Trustees" found in the Statement of Additional Information on pages 24-26:

TRUSTEES AND OFFICERS OF THE TRUST

The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of five (5) Trustees, one of whom is an "interested person" (as defined in the 1940 Act) of the Trust or any of the Select Sector SPDR Funds.

                                     POSITION WITH    PRINCIPAL OCCUPATIONS
NAME/ADDRESS/AGE                     THE TRUST        DURING THE PAST FIVE YEARS
----------------                     ---------        --------------------------

George R. Gaspari                    Independent      Consultant to various financial services organizations (1996 to
100-38 75th Avenue                   Trustee          present); Senior Vice President and Chief Financial and
Forest Hills, New York                                Administrative Officer of Evergreen Asset Management Co., a
11375                                                 subsidiary of First Union Corp. (1987-1996).
Age 61

Ernest J. Scalberg                   Independent      Dean of the Graduate School of Business Administration and Dean
Fordham Graduate School of Business  Trustee          of Faculty of the School of Business at Fordham University (April
113 West 60th Street                                  1994 to present); Director, Adviser or Trustee to numerous
New York, New York                                    non-profit organizations (1974 to present); formerly Founding 10023 Dean,
Age 56                                                School of Business and Management, Hong Kong University of Science and
                                                      Technology (1991-1993); formerly Associate Dean of
                                                      UCLA Graduate School of Management(1981-1994).

R. Charles Tschampion                Independent      Managing Director of Investment Strategy and Asset Allocation and
General Motors Investment            Trustee          Managing Director of Defined Contribution Plans, General Motors
Management Corp.                                      Asset Management Corporation (1994 to present); Chair of the
767 Fifth Avenue                                      Board of Governors of the Association for Investment Management
New York, New York                                    Research (1995 to present); Director of the India Magnum Fund
10153                                                 (1994 to present), Trustee of Lehigh University and Chair of the
Age 55                                                Investment Sub-Committee for the Lehigh University Endowment Fund
                                                      (October 1998 to present).

Cheryl Burgermeister                 Independent      Retired; Trustee of Portland Community College

9 Nansen Summit                      Trustee         Foundation (March 2001 to present); Finance Committee Member Portland
Lake Oswego, OR 97035                                Community College Foundation (January 2001 to present); Trustee Zero
Age 49                                               Gravity Internet Fund (May 2000 to present); Director and Chief Finance
                                                     Officer of The Crabbe Huson Group and Treasurer of the Crabbe Huson
                                                     Family of Funds (1987 to 1998); formerly Senior Auditor at KPMG Peat
                                                     Marwick (1982-1986).

Kathleen C. Cuocolo                  Chairperson of   Executive Vice President, State Street Bank and Trust Company
State Street Bank and Trust Company  the Board of     (March 2000-present); Senior Vice President (1995-March 2000);
2 Avenue de Lafayette                Trustees,        Executive Operating Group (1999-present); CPA in Massachusetts.
Boston, Massachusetts 02111          President
Age:  48

Donald A. Gignac                     Treasurer and    Vice President, State Street Bank and Trust Company
State Street Bank and Trust Company  Chief            (1993-present).
2 Avenue de Lafayette                Financial
Boston, Massachusetts 02111          Officer for
Age:  35                             the purposes
                                     of Section 32
                                     (b)

George O. Martinez                   Secretary        Senior Vice President and Senior Managing Counsel, State Street
State Street Bank and Trust Company                   Bank and Trust Company (June 2000-present); National Director,
2 Avenue de Lafayette                                 Investment Management Consulting Group, Arthur Andersen LLP
Boston, Massachusetts 02111                           (1998-2000); Senior Vice President & Director of Administration &
Age:  42                                              Regulatory Services, BISYS Fund Services, Inc. (1995-1998).

Michael E. Gillespie                 Assistant        Vice President and Associate Counsel, State Street Bank and Trust
State Street Bank and Trust Company  Secretary        (1998-present); Senior Counsel and Director of Compliance, The
2 Avenue de Lafayette                                 Pioneer Group (1985-1998).
Boston, Massachusetts 02111
Age:  43

REMUNERATION OF TRUSTEES AND OFFICERS

The Trust pays each Trustee, who is not an "interested person" (as defined in the 1940 Act), an annual fee of $16,000 plus a per meeting fee of $2,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $500 for each special telephone meeting, if applicable. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Committee Members receive

$1,000 per committee meeting attended except for the Chairman of the Committee who receives $1,500 per committee meeting attended. The interested Trustee receives no compensation for her services as Trustee. The Trustee fees are allocated among the Funds based on net assets. For the fiscal year ended September 30, 2000, the Funds contributed the following amounts:

              FUND                                                                      AMOUNT
              ----                                                                      ------
The Basic Industries Select Sector Fund                                                 7,442
The Consumer Services Select Sector Fund                                                10,561
The Consumer Staples Select Sector Fund                                                 15,869
The Cyclical/Transportation Select Sector Fund                                          7,825
The Energy Select Sector Fund                                                           12,898
The Financial Select Sector Fund                                                        48,035
The Industrial Select Sector Fund                                                       8,492
The Technology Select Sector Fund                                                       68,452
The Utilities Select Sector Fund                                                        9,387

Assuming that four (4) meetings of the Board of Trustees are held annually, it is estimated that the compensation paid to each Independent Trustee will be:

NAME OF TRUSTEE                                               AGGREGATE COMPENSATION FROM TRUST
---------------                                               ---------------------------------
George R. Gaspari                                                     $27,000
Ernest J. Scalberg                                                    $24,000
R. Charles Tschampion                                                 $26,000
Cheryl Burgermeister                                                  $26,000

The following table sets forth the total remuneration of Trustees and Officers of the Trust for the fiscal year ended September 30, 2000.

                               AGGREGATE          PENSION OR RETIREMENT     ESTIMATED ANNUAL    TOTAL COMPENSATION
                               COMPENSATION FROM  BENEFITS ACCRUED AS       BENEFITS UPON       FROM TRUST & TRUST
NAME/ POSITION                 TRUST              PART OF TRUST EXPENSES    RETIREMENT          COMPLEX PAID TO TRUSTEES
--------------                 -----------------  ----------------------    ----------------    ------------------------
John W. English*,                  $20,000                 0                    0                   $20,000
Trustee
George R. Gaspari,                 $20,000                 0                    0                   $20,000
Trustee
Burton G. Malkiel,                 $20,000                 0                    0                   $20,000
Trustee*
Ernest J. Scalberg,                $20,000                 0                    0                   $20,000
Trustee
R. Charles Tschampion,             $20,000                 0                    0                   $20,000
Trustee

Cheryl Burgermeister,              $20,000                 0                    0                   $20,000
Trustee
Howard H. Fairweather,             $20,000                 0                    0                   $20,000
President and Secretary*
E. Davis Hawkes, Jr.,              $20,000                 0                    0                   $20,000
Treasurer and Assistant
Secretary*

* As of November 10, 2000, Mr. Malkiel is no longer a Trustee of the Trust and Mr. Fairweather and Mr. Hawkes are no longer Officers of the Trust. As of March 27, 2001 Mr. English is no longer a Trustee of the Trust.

No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

As of December 31, 2000, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.